SIGNIFICANT ACCOUNTING POLICIES, Income Tax and Deferred Income Tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax and deferred income tax [Abstract]
Provisions for income taxes	$ 0	$ 0	$ 0
Tax rate on dividends distributions	7.00%
Accumulated taxable net profit [Abstract]
Accumulated taxable net profit, will pay one	$ 0
Accumulated taxable net profit, will pay two	8,675,881
Accumulated taxable net profit, will pay three	102,375,393
Accumulated taxable net profit, on the surplus one	0
Accumulated taxable net profit, on the surplus two	34,703,523
Accumulated taxable net profit, on the surplus three	347,035,231
Bottom of range [member]
Accumulated taxable net profit [Abstract]
Accumulated taxable net profit, one	0
Accumulated taxable net profit, two	34,703,523
Accumulated taxable net profit, three	$ 347,035,231
Accumulated taxable net profit, more than percentage one	25.00%
Accumulated taxable net profit, more than percentage two	30.00%
Accumulated taxable net profit, more than percentage three	35.00%
Top of range [member]
Accumulated taxable net profit [Abstract]
Accumulated taxable net profit, one	$ 34,703,523
Accumulated taxable net profit, two	$ 347,035,231